Ownership, Nature of Business - The 2018 Restructuring (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Dec. 12, 2018	Mar. 31, 2019	Dec. 31, 2018	Dec. 13, 2018	Dec. 31, 2017	Apr. 25, 2017
10.75% Senior Secured Notes due 2019 | Senior secured notes payable
2018 Restructuring
Percent of Holders or Managers, Consent to Restructuring Support Agreement		50.00%	50.00%
12.75% Senior Secured Notes due 2020 | Senior secured notes payable
2018 Restructuring
Percent of Holders or Managers, Consent to Restructuring Support Agreement		100.00%	100.00%
9.00% Secured Notes due September 2020 | Senior secured notes payable
2018 Restructuring
Interest rate (as a percent)	9.00%
Percent of Holders or Managers, Consent to Restructuring Support Agreement	9.00%
10.750% senior PIK notes due 2023 | Senior secured notes payable
2018 Restructuring
Interest rate (as a percent)			10.75%
Debt amount		$ 276,900	$ 276,900
10.750% senior PIK notes due 2023 | Senior PIK notes payable
2018 Restructuring
Interest rate (as a percent)		10.75%	10.75%
Note, Secured, due April 2019
2018 Restructuring
Subsidiary Note Payable, Including Deferred Issuance Costs			$ 70,000	$ 70,000
Common units A | 2019 and 2020 Notes | Senior secured notes payable
2018 Restructuring
Number of common units received on pro-rata basis		850,000	850,000
Common units B
2018 Restructuring
Received Common Units, Percent of Outstanding Common Units	15.00%		15.00%
Common units B | 2019 and 2020 Notes | Senior secured notes payable
2018 Restructuring
Number of common units received on pro-rata basis		150,000	150,000
Common Class C | Maximum
2018 Restructuring
Percentage of distributions		5.00%
Common Class C | 2019 and 2020 Notes | Senior secured notes payable
2018 Restructuring
Number of common units received on pro-rata basis		52,631.6	52,631.6
Predecessor | 10.75% Senior Secured Notes due 2019 | Senior secured notes payable
2018 Restructuring
Interest rate (as a percent)	10.75%				10.75%
Predecessor | 10.75% Senior Secured Notes due 2019 | Senior PIK notes payable
2018 Restructuring
Interest rate (as a percent)	10.75%
Predecessor | 12.75% Senior Secured Notes due 2020
2018 Restructuring
Interest rate (as a percent)			12.75%
Predecessor | 12.75% Senior Secured Notes due 2020 | Senior secured notes payable
2018 Restructuring
Interest rate (as a percent)	12.75%				12.75%
Predecessor | Note, Secured, due April 2019
2018 Restructuring
Subsidiary Note Payable, Including Deferred Issuance Costs				$ 63,500		$ 63,500